Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
SALES		$ 44,863,430	$ 51,428,054	$ 49,851,134
COST OF SALES		(33,458,207)	(40,533,077)	(39,565,806)
GROSS PROFIT		11,405,223	10,894,977	10,285,328
OPERATING EXPENSES
Selling expenses		(6,342,751)	(2,709,376)	(2,118,052)
General and administrative expenses		(3,222,959)	(2,950,188)	(2,796,403)
Research and development expenses		(1,383,605)	(1,364,473)	(1,548,516)
Total operating expenses		(10,949,315)	(7,024,037)	(6,462,971)
Income from operations		455,908	3,870,940	3,822,357
OTHER INCOME (EXPENSE)
Interest expenses		(556,156)	(406,692)	(339,164)
Other income, net		3,453	15,228	85,668
Total other (expense) income, net		(552,703)	(391,464)	(253,496)
INCOME (LOSS) BEFORE INCOME TAX		(96,795)	3,479,476	3,568,861
INCOME TAX PROVISION		(264,221)	(446,899)	(501,571)
NET (LOSS) INCOME		(361,016)	3,032,577	3,067,290
Foreign Currency Translation Adjustment		(344,879)	(566,358)	(1,294,936)
Comprehensive (loss) income		$ (705,895)	$ 2,466,219	$ 1,772,354
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING*:
Basic (in Shares)	[1]	20,000,000	20,000,000	20,000,000
Diluted (in Shares)	[1]	20,000,000	20,000,000	20,000,000
Earnings (loss) per share:
Basic (in Dollars per share)		$ (0.02)	$ 0.15	$ 0.15
Diluted (in Dollars per share)		$ (0.02)	$ 0.15	$ 0.15

[1]	Shares presented on a retroactive basis to reflect the reorganization.